Equity - Share Repurchase Program (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2018	Apr. 27, 2016	Jul. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Treasury shares repurchased		$ (60,970,000)	$ (20,818,000)
2014 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares							$ 100,000,000
Treasury shares repurchased (in shares)	1,900,000		800,000	2,100,000
Treasury shares repurchased	$ (61,000,000)		$ (20,800,000)	$ (49,100,000)
2016 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares						$ 100,000,000
2018 Stock Repurchase Program | Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares					$ 200,000,000